6. SHORT-TERM BORROWINGS	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
NOTE 6 - SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following as of:

	June 30, 2015	June 30, 2014
Loan dated June 2011, due to a financial institution, with monthly interest payments (interest rate of 8.90% per annum), and the principal balance due March 2014, which was extended to March 2016 (interest rate of 5.025% per annum as extended)	$148,295	$148,295
Total	$148,295	$148,295

The short-term borrowings of $148,295 as of June 30, 2015 and 2014 resulted from the consolidation of FTI’s debt.